Property And Equipment And Intangible Assets (Tables) - Barkbox Inc [Member]	12 Months Ended
Mar. 31, 2021
Summary of Property, Plant and Equipment
Property and equipment consisted of the following as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Computer equipment, software, and domain names	$3,423	$2,372
Warehouse machinery and equipment	3,292	—
Furniture and fixtures	992	976
Leasehold improvements	6,338	5,604
Construction in process	3,392	508

Total property and equipment	17,437	9,460
Less: accumulated depreciation	(3,972)	(2,316)

Property and equipment—net	$13,465	$7,144

Summary of Intangible Assets
Intangible assets consisted of the following as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Internally developed software	$3,038	$1,560
Less: accumulated amortization	(968)	(219)

Intangible assets—net	$2,070	$1,341